Share-based Payments - Expense recognized for participant services (Details)	6 Months Ended
	Jun. 30, 2022 EUR (€) Y Options € / shares item shares	Jun. 30, 2021 EUR (€) € / shares Options shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	€ 11,608,000	€ 19,431,000
Number of options
Outstanding at December 31 | €	4,175,163	5,933,989
Maximum
Measurement of fair values
Expected volatility (%)	111.40%
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 5,225,000	€ 17,925,000
Expense arising from share-based payments | €	€ 5,225,000	€ 17,925,000
WAEP
Outstanding at December 31	€ 3.77
General population and executives - standard ESOP | Equity-settled options
Number of options
Outstanding at January 1 | Options	19,573,307	17,204,854
Granted during the year | Options	5,714	1,279,936
Forfeited during the year | Options	(442,835)	(285,700)
Exercised during the period | Options	(8,253,725)
Transferred to cash-settled | shares	(22,856)
Transferred from cash-settled | shares		908,526
Outstanding at December 31 | Options	10,859,605	19,107,616
WAEP
Outstanding at January 1	€ 0.00	€ 0.00
Granted during the year	0.00	0.00
Forfeited during the year	0.00	€ 0.00
Exercised during the period	€ 0.00
Transferred to cash-settled	0.00
Transferred from cash-settled		0.00
Outstanding at December 31	€ 0	€ 0.00
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 1,728,000
Expense arising from share-based payments | €	€ 1,728,000
Number of options
Outstanding at January 1 | Options	162,800
Granted during the year	2.32
Assigned during the year | shares	2,782,614
Forfeited during the year | Options	(9,837)
Outstanding at December 31 | Options	2,935,577
WAEP
Outstanding at January 1	€ 0.12
Assigned during the year	0.12
Outstanding at December 31	€ 0.12
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 1,705,000
Expense arising from share-based payments | €	€ 1,705,000
Number of options
Outstanding at January 1 | Options	1,888,477
Granted during the year | Options	0
Forfeited during the year | Options	(86,796)
Outstanding at December 31 | Options	1,801,681
WAEP
Outstanding at January 1	€ 7.90
Forfeited during the year	8.90
Outstanding at December 31	€ 7.85
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 1,676,000
Expense arising from share-based payments | €	€ 1,676,000
Number of options
Outstanding at January 1 | Options	1,050,913
Assigned during the year | shares	370,434
Forfeited during the year | Options	(163,200)
Exercised during the period | Options	(49,548)
Outstanding at December 31 | Options	1,208,599
WAEP
Outstanding at January 1	€ 0.12
Assigned during the year	0.12
Forfeited during the year	€ 0.12
Exercised during the period	0.12
Outstanding at December 31	€ 0.12
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ (919,000)
Expense arising from share-based payments | €	€ (919,000)
Number of options
Outstanding at January 1 | Options	7,036,501
Assigned during the year | shares	1,272,059
Forfeited during the year | Options	(4,711,839)
Outstanding at December 31 | Options	3,596,721
WAEP
Outstanding at January 1	€ 8.15
Assigned during the year	9.42
Forfeited during the year	€ 8.66
Outstanding at December 31	€ 7.93
Measurement of fair values
Expected exercise term | item	3.3
Executives - Performance-based stock options | Minimum
Measurement of fair values
Expected volatility (%)	109.90%
Risk free rate	0.60%
Executives - Performance-based stock options | Maximum
Measurement of fair values
Risk free rate	0.81%
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	€ 3,463,000
Number of options
Outstanding at January 1 | Options	2,951,000
Granted during the year | Options	768,817
Outstanding at December 31 | Options	3,719,817
WAEP
Outstanding at January 1	€ 7.25
Granted during the year	3.62
Outstanding at December 31	€ 6.50
Measurement of fair values
Expected exercise term | item	9.9
Executives - Time-based stock options | Minimum
Measurement of fair values
Expected volatility (%)	121.90%
Risk free rate	(0.69%)
Executives - Time-based stock options | Maximum
Measurement of fair values
Expected volatility (%)	124.10%
Risk free rate	0.21%
Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €		€ 1,506,000
Expense arising from cash-settled share-based payments | €	€ 2,141,000
Expense arising from share-based payments | €	€ 2,141,000	€ 1,506,000
Measurement of fair values
Expected volatility (%)	67.00%
Expected exercise term | Y	1.6
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	€ (3,411,000)
Executives - Joint Stock Ownership plan (JSOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	(2,718,000)
Executives - shadow bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	€ (693,000)